Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	112 Months Ended		116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024 [1]	Dec. 31, 2024
Empower S&P Small Cap 600 Index Fund - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower S&P Small Cap 600® Index Fund (Class L/MXNSX)
Average Annual Return, Percent	7.71%	7.53%				8.11%
Empower S&P Small Cap 600 Index Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower S&P Small Cap 600® Index Fund (Institutional Class/MXERX)
Average Annual Return, Percent	8.54%	8.19%			8.92%
Empower S&P Small Cap 600 Index Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower S&P Small Cap 600® Index Fund (Investor Class/MXISX)
Average Annual Return, Percent	7.94%	7.77%				8.37%
Empower Small Cap Growth Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Small Cap Growth Fund (Institutional Class/MXMSX)
Average Annual Return, Percent	10.84%	8.63%	9.35%	[2]
Empower Small Cap Growth Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Small Cap Growth Fund (Investor Class/MXMTX)
Average Annual Return, Percent	10.49%	8.26%	8.98%	[3]
Empower Small Cap Value Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Small Cap Value Fund (Institutional Class/MXTFX)
Average Annual Return, Percent	8.65%	9.51%			8.30%
Empower Small Cap Value Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Small Cap Value Fund (Investor Class/MXLSX)
Average Annual Return, Percent	8.21%	9.11%				7.97%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	23.81%	13.86%	14.02%	[2],[3]	12.74%	12.55%
S&P SmallCap 600 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600® Index
Average Annual Return, Percent	8.70%	8.36%			9.10%	8.96%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	15.15%	6.86%	8.66%	[2],[3]
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	8.05%	7.29%			7.41%	7.14%

[1]	Institutional Class inception date was May 1, 2015.
[2]	Institutional Class inception date was September 10, 2015.
[3]	Investor Class inception date was September 10, 2015.